Document and Entity Information	9 Months Ended
Sep. 30, 2021
Cover [Abstract]
Entity Registrant Name	Diversey Holdings, Ltd.
Document Type	S-1
Amendment Flag	false
Entity Central Index Key	0001831617
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false